ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Grupo exposure to public sector (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Financial assets	$ 7,177,048,816	$ 5,404,819,804
Loans to the Public Sector	8,735,442	$ 4,251,438
Total exposure to the public sector	$ 937,310,285
Over Total Assets (as percent)	12.06%
Over Shareholders equity (as percent)	95.05%
Public sector exposure
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Loans to the Public Sector	$ 8,735,442
Public sector exposure | Repo transactions
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Financial assets	1,425,135
Public sector exposure | Exposure to Government Securities and Treasury Bonds
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Financial assets	$ 928,574,843